UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04364

Exact name of registrant as specified in charter:	Voyageur Intermediate Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments.

Schedule of investments Delaware Tax-Free Minnesota Intermediate Fund	May 31, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 97.72%
Corporate-Backed Revenue Bonds – 3.27%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	1,695,000	$1,696,068
Laurentian Energy Authority Cogeneration Revenue
Series A 5.00% 12/1/21	750,000	726,525
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7
4.50% 10/1/37 (AMT)	1,125,000	1,032,007
		3,454,600
Education Revenue Bonds – 15.39%
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy) Series A
5.50% 8/1/36	420,000	443,755
Minnesota Colleges & Universities Revenue Fund
Series A 4.00% 10/1/18	1,000,000	1,124,470
Series A 5.00% 10/1/28	1,000,000	1,131,990
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,118,060
(Hamline University) Series 7-E 5.00% 10/1/29	250,000	269,585
(Macalester College) Series 6-P 4.25% 3/1/27	750,000	779,167
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	488,448
(St. Johns University)
Series 6-U 4.40% 10/1/21	325,000	362,284
Series 6-U 4.50% 10/1/23	265,000	294,993
(St. Scholastica College) Series H 5.125% 12/1/30	1,000,000	1,076,810
(University of St. Thomas)
Series 5-Y 5.25% 10/1/19	1,590,000	1,616,442
Series 6-X 5.00% 4/1/24	1,000,000	1,108,840
Series 7-U 4.00% 4/1/26	1,400,000	1,516,424
University of Minnesota
Series A 5.00% 12/1/23	1,000,000	1,202,840
Series A 5.25% 12/1/28	750,000	895,537
Series D 5.00% 12/1/26	1,000,000	1,173,230
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/18	1,500,000	1,648,380
		16,251,255
Electric Revenue Bonds – 6.65%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	1,267,101
Series E 5.00% 1/1/23	1,000,000	1,153,460
Chaska Electric Revenue
(Generating Facilities) Series A 5.25% 10/1/25	1,100,000	1,168,343

NQ-309 [5/14] 7/14 (12799)     1

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Minnesota Municipal Power Agency Electric Revenue
5.25% 10/1/21	1,000,000	$1,065,460
Northern Municipal Power Agency Electric System
Revenue
Series A 5.00% 1/1/15 (ASSURED GTY)	1,000,000	1,028,310
Series A 5.00% 1/1/17 (ASSURED GTY)	1,000,000	1,111,510
Series A 5.00% 1/1/25	200,000	234,452
		7,028,636
Healthcare Revenue Bonds – 36.14%
Anoka Health Care Facilities Revenue
(Senior Homestead Anoka Project) Series B
6.875% 11/1/34	750,000	794,820
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	135,000	130,788
Series A 5.00% 4/1/40	125,000	120,599
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	793,717
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	514,250
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	278,008
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
4.25% 8/1/24	770,000	768,391
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	1,500,000	1,789,725
Series B 6.50% 11/15/38 (ASSURED GTY)	1,730,000	2,044,151
Minneapolis National Marrow Donor Program Revenue
5.00% 8/1/17	1,205,000	1,312,341
Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Revenue
(Children’s Hospital) Series A 5.25% 8/15/25	1,000,000	1,142,290
Minnesota Agricultural & Economic Development Board
Revenue
(Essentia Remarketing)
Series A 4.75% 2/15/15	1,000,000	1,001,870
Series C-1 5.50% 2/15/25 (ASSURED GTY)	2,500,000	2,857,600

2     NQ-309 [5/14] 7/14 (12799)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Moorhead Economic Development Authority Multifamily
Housing Revenue
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	$475,480
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 6.875% 12/1/29	950,000	1,054,291
Rochester Health Care Facilities Revenue
(Mayo Clinic)
Series A 4.00% 11/15/30 •	500,000	562,110
Series C 4.50% 11/15/38 •	4,160,000	4,849,021
(Olmsted Medical Center Project)
5.00% 7/1/19	415,000	478,387
5.125% 7/1/20	1,000,000	1,120,350
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.00% 9/1/21	1,050,000	1,129,853
Series A 6.125% 9/1/30	845,000	875,302
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	559,693
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 5.00% 5/1/16	500,000	542,525
Series A 5.125% 5/1/30	3,320,000	3,714,283
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.50% 7/1/29	1,000,000	1,085,620
Series C 5.625% 7/1/26	2,500,000	2,735,925
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28	2,000,000	2,315,780
(Gillette Children’s Specialty Project)
5.00% 2/1/20	500,000	501,410
5.00% 2/1/27	1,000,000	1,059,630
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Senior Carondelet Village Project) Series A
6.25% 8/1/30	1,000,000	1,067,050
(Senior Episcopal Homes Project) 5.00% 5/1/33	500,000	491,575
		38,166,835
Housing Revenue Bonds – 1.43%
Minneapolis Multifamily Housing Revenue
(Trinity Apartments) Series A 6.75% 5/1/21 (HUD)	1,175,000	1,176,903

NQ-309 [5/14] 7/14 (12799)     3

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minnesota Housing Finance Agency
(Residential Housing) Series I 5.10% 7/1/20 (AMT)	330,000	$330,591
		1,507,494
Lease Revenue Bonds – 5.22%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,246,003
Series A 5.00% 6/1/43	715,000	798,090
Series B 5.00% 3/1/21	250,000	300,573
Series B 5.00% 3/1/27	1,000,000	1,170,320
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio) 5.00% 12/1/25	1,000,000	1,103,730
Virginia Housing & Redevelopment Authority Health Care
Facility Lease Revenue
5.25% 10/1/25	880,000	895,330
		5,514,046
Local General Obligation Bonds – 12.00%
Anoka County Capital Improvement
Series C 5.00% 2/1/27	500,000	561,330
Anoka-Hennepin Independent School District No.11
(School Building) Series A 5.00% 2/1/17	1,000,000	1,117,930
Duluth Independent School District No. 709
Series A 4.25% 2/1/20 (AGM)	1,710,000	1,874,399
Hennepin County
Series B 4.00% 12/1/20	500,000	576,295
Mankato Independent School District No. 77
(School Building) 4.125% 2/1/22	1,000,000	1,094,370
Metropolitan Council Waste Water Treatment
Series C 5.00% 3/1/16	560,000	606,682
Series C 5.00% 3/1/28	1,000,000	1,080,330
Minneapolis Various Purposes
4.00% 12/1/23	1,500,000	1,619,280
Robbinsdale Independent School District No. 281
(School Building) Series A 5.00% 2/1/20	1,850,000	2,204,460
South Washington County Independent School District
No. 833 (School Building)
Series A 4.00% 2/1/22	750,000	800,393
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,000,000	1,135,030
		12,670,499

4     NQ-309 [5/14] 7/14 (12799)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded / Escrowed to Maturity Bonds – 3.44%§
Minnesota Public Facilities Authority Water Pollution
Control Revenue
Series C 5.00% 3/1/18-15	1,000,000	$1,036,330
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B 5.50% 7/1/25-14	1,000,000	1,004,610
University of Minnesota
Series A 5.75% 7/1/16	1,000,000	1,113,140
Series A 5.75% 7/1/18	400,000	477,032
		3,631,112
Special Tax Revenue Bonds – 2.71%
Minneapolis Tax Increment Revenue
(Ivy Tower Project) 5.50% 2/1/22 @	415,000	414,979
Minnesota 911 Revenue
(Public Safety Radio Communication System project)
4.25% 6/1/18 (ASSURED GTY)	1,170,000	1,320,965
4.50% 6/1/25 (ASSURED GTY)	1,000,000	1,128,760
		2,864,704
State General Obligation Bonds – 4.76%
Minnesota
5.00% 8/1/15	2,000,000	2,113,860
(State Trunk Highway) Series B 5.00% 10/1/22	400,000	486,056
(Various Purposes)
Series A 5.00% 12/1/21	1,000,000	1,190,900
Series F 5.00% 10/1/22	1,000,000	1,232,720
		5,023,536
Transportation Revenue Bonds – 5.33%
Minneapolis-St. Paul Metropolitan Airports Commission
Revenue
Series A 5.00% 1/1/22 (AMBAC)	1,260,000	1,394,316
Subordinate
Series B 5.00% 1/1/22 (AMT)	1,000,000	1,146,650
Series B 5.00% 1/1/26	710,000	812,162
Series B 5.00% 1/1/31	750,000	833,603
Series C 5.00% 1/1/21	275,000	317,059
Series D 5.00% 1/1/22 (AMT)	1,000,000	1,121,530
		5,625,320
Water & Sewer Revenue Bond – 1.38%
St. Paul Sewer Revenue
Series D 5.00% 12/1/20	1,275,000	1,462,807
		1,462,807
Total Municipal Bonds (cost $97,411,133)		103,200,844

NQ-309 [5/14] 7/14 (12799)     5

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investment – 0.95%
Variable Rate Demand Note – 0.95%¤
Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System) Series B-1
0.03% 11/15/35 (LOC-JPMorgan Chase Bank, N.A.)	1,000,000	$1,000,000
Total Short-Term Investment (cost $1,000,000)		1,000,000

Total Value of Securities – 98.67%
(cost $98,411,133)		104,200,844

Receivables and Other Assets Net of Liabilities – 1.33%		1,403,637
Net Assets – 100.00%		$105,604,481

@	Illiquid security. At May 31, 2014, the aggregate value of illiquid securities was $414,979, which represents 0.39% of the Fund’s net assets. See Note 3 in “Notes.”
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of May 31, 2014.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of May 31, 2014. Interest rates reset periodically.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
HUD – Housing and Urban Development Section 8
LOC – Letter of Credit
N.A. – North America

6     NQ-309 [5/14] 7/14 (12799)

Notes Delaware Tax-Free Minnesota Intermediate Fund	May 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Intermediate Tax-Free Funds - Delaware Tax-Free Minnesota Intermediate Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not“ threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2010 – Aug. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

NQ-309 [5/14] 7/14 (12799)     7

(Unaudited)

2. Investments

At May 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$98,411,133
Aggregate unrealized appreciation	$5,945,940
Aggregate unrealized depreciation	(156,229)
Net unrealized appreciation	$5,789,711

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

8     NQ-309 [5/14] 7/14 (12799)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2014:

Level 2
Municipal Bonds	$103,200,844
Short-Term Investments	1,000,000
Total	$104,200,844

During the period ended May 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2014, there were no Level 3 investments.

3. Geographic, Credit, and Market Risks

The Fund concentrates its investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Fund has the flexibility to invest in issuers in U.S. territories such as Puerto Rico, the U.S. Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Fund’s investments may be adversely affected by new legislation within the state or U.S. territory, or regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2014, 12.08% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P) and lower than Baa3 by Moody’s Investors Service Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

NQ-309 [5/14] 7/14 (12799)     9

(Unaudited)

The Fund may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2014, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2014 that would require recognition or disclosure in the Fund’s schedule of investments.

10     NQ-309 [5/14] 7/14 (12799)

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: